UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and defense (1.5%)

Engility Holdings, Inc.(NON)	85,500	$3,411,450

Huntington Ingalls Industries, Inc.	23,800	2,775,080

		6,186,530
Airlines (4.3%)

Alaska Air Group, Inc.	86,700	5,884,329

Allegiant Travel Co.	19,200	3,480,384

JetBlue Airways Corp.(NON)	497,700	8,356,383

		17,721,096
Auto components (5.9%)

Autoliv, Inc. (Sweden)	24,003	2,545,758

Cooper Tire & Rubber Co.	136,000	4,731,440

Dana Holding Corp.	246,400	5,142,368

Lear Corp.	49,800	4,997,430

Tenneco, Inc.(NON)	70,200	3,609,684

TRW Automotive Holdings Corp.(NON)	34,400	3,549,048

		24,575,728
Banks (4.7%)

Bancorp, Inc. (The)(NON)	44,373	378,058

Comerica, Inc.	99,600	4,133,400

OFG Bancorp (Puerto Rico)	486,600	7,834,260

Popular, Inc. (Puerto Rico)(NON)	74,460	2,295,602

WesBanco, Inc.	153,500	4,632,630

		19,273,950
Biotechnology (3.2%)

Emergent BioSolutions, Inc(NON)	203,100	5,692,893

Myriad Genetics, Inc.(NON)(S)	122,100	4,568,982

United Therapeutics Corp.(NON)	22,700	3,203,651

		13,465,526
Capital markets (3.9%)

AllianceBernstein Holding LP (Partnership shares)	160,600	3,880,096

GAMCO Investors, Inc. Class A	20,200	1,649,330

Piper Jaffray Cos.(NON)	48,100	2,455,505

SEI Investments Co.	120,300	4,832,451

Waddell & Reed Financial, Inc. Class A	79,222	3,542,016

		16,359,398
Chemicals (1.4%)

Cabot Corp.	61,000	2,587,010

Methanex Corp. (Canada)	45,659	2,013,562

OM Group, Inc.	46,100	1,290,800

		5,891,372
Commercial services and supplies (1.0%)

ACCO Brands Corp.(NON)	467,200	3,700,224

Civeo Corp.	102,102	299,159

		3,999,383
Communications equipment (3.1%)

Brocade Communications Systems, Inc.	757,700	8,425,624

Polycom, Inc.(NON)	335,554	4,462,868

		12,888,492
Construction and engineering (0.5%)

AECOM(NON)	84,600	2,150,532

		2,150,532
Consumer finance (0.9%)

Nelnet, Inc. Class A	82,700	3,617,298

		3,617,298
Containers and packaging (1.6%)

Owens-Illinois, Inc.(NON)	67,600	1,578,460

Rock-Tenn Co. Class A	81,400	5,282,860

		6,861,320
Diversified consumer services (5.8%)

Apollo Education Group, Inc. Class A(NON)	182,600	4,612,476

DeVry Education Group, Inc.	92,300	3,914,443

H&R Block, Inc.	125,726	4,309,887

ITT Educational Services, Inc.(NON)(S)	93,700	681,199

Strayer Education, Inc.(NON)(S)	159,600	10,693,200

		24,211,205
Electric utilities (0.8%)

Westar Energy, Inc.	80,400	3,434,688

		3,434,688
Electronic equipment, instruments, and components (2.7%)

Arrow Electronics, Inc.(NON)	50,000	2,752,000

Ingram Micro, Inc. Class A(NON)	143,700	3,618,366

ScanSource, Inc.(NON)	106,200	3,661,776

Vishay Intertechnology, Inc.	93,300	1,270,746

		11,302,888
Energy equipment and services (3.3%)

Helmerich & Payne, Inc.	42,400	2,525,344

ION Geophysical Corp.(NON)	1,378,100	3,100,725

Nabors Industries, Ltd.	214,500	2,468,895

Oil States International, Inc.(NON)	31,051	1,275,265

Patterson-UTI Energy, Inc.	110,000	1,887,600

Superior Energy Services, Inc.	130,000	2,600,000

		13,857,829
Food products (1.2%)

Pilgrim's Pride Corp.(NON)	98,000	2,660,700

Sanderson Farms, Inc.	29,300	2,342,828

		5,003,528
Gas utilities (1.2%)

Atmos Energy Corp.	28,300	1,610,553

UGI Corp.	96,550	3,571,385

		5,181,938
Health-care equipment and supplies (5.0%)

Analogic Corp.	37,800	3,081,834

CareFusion Corp.(NON)	100,100	5,935,930

Greatbatch, Inc.(NON)	79,800	3,875,088

PhotoMedex, Inc.(NON)(S)	83,800	157,544

ResMed, Inc.	84,100	5,253,727

Thoratec Corp.(NON)	71,570	2,568,647

		20,872,770
Health-care providers and services (6.6%)

Chemed Corp.	47,500	4,804,150

Hanger, Inc.(NON)	83,300	1,797,614

HealthSouth Corp.	80,900	3,567,690

Mednax, Inc.(NON)	60,900	4,134,501

Owens & Minor, Inc.	89,600	3,067,008

Patterson Cos., Inc.	100,800	5,049,072

Select Medical Holdings Corp.	362,500	4,901,000

		27,321,035
Hotels, restaurants, and leisure (2.2%)

Cheesecake Factory, Inc. (The)	70,704	3,712,667

International Game Technology (IGT)	313,100	5,297,652

		9,010,319
Household products (0.7%)

Energizer Holdings, Inc.	23,400	2,995,434

		2,995,434
Insurance (4.9%)

Assurant, Inc.	47,000	2,984,970

Endurance Specialty Holdings, Ltd.	26,879	1,642,844

Genworth Financial, Inc. Class A(NON)	256,300	1,788,974

Horace Mann Educators Corp.	143,900	4,384,633

Torchmark Corp.	50,000	2,503,500

Validus Holdings, Ltd.	120,900	4,793,685

W.R. Berkley Corp.	46,587	2,282,297

		20,380,903
Internet software and services (0.6%)

IAC/InterActive Corp.	42,729	2,604,333

		2,604,333
IT Services (4.5%)

Booz Allen Hamilton Holding Corp.	106,300	3,094,393

Broadridge Financial Solutions, Inc.	72,400	3,474,476

CSG Systems International, Inc.	164,000	4,021,280

Global Cash Access Holdings, Inc.(NON)	335,200	2,215,672

Mantech International Corp. Class A	130,800	4,254,924

Syntel, Inc.(NON)	40,300	1,742,975

		18,803,720
Machinery (6.5%)

AGCO Corp.	35,128	1,522,448

Federal Signal Corp.	261,700	3,996,159

Greenbrier Cos., Inc. (The)(S)	89,300	4,637,349

Hyster-Yale Materials Holdings, Inc.	24,100	1,509,865

Oshkosh Corp.	91,754	3,931,659

Terex Corp.	68,800	1,546,624

Valmont Industries, Inc.	36,800	4,420,416

Wabash National Corp.(NON)	194,400	2,424,168

WABCO Holdings, Inc.(NON)	34,400	3,273,848

		27,262,536
Metals and mining (0.3%)

Commercial Metals Co.	91,400	1,226,588

		1,226,588
Multi-utilities (1.6%)

TECO Energy, Inc.	166,000	3,540,780

Vectren Corp.	64,800	3,105,216

		6,645,996
Multiline retail (1.0%)

Dillards, Inc. Class A	37,700	4,282,720

		4,282,720
Oil, gas, and consumable fuels (1.0%)

Alliance Resource Partners LP	105,500	4,197,845

		4,197,845
Paper and forest products (0.7%)

Domtar Corp. (Canada)	72,900	2,792,070

		2,792,070
Personal products (0.3%)

Herbalife, Ltd.	44,800	1,365,504

		1,365,504
Professional services (1.8%)

ManpowerGroup, Inc.	17,300	1,260,824

Navigant Consulting, Inc.(NON)	245,300	3,539,679

RPX Corp.(NON)	216,500	2,673,775

		7,474,278
Real estate investment trusts (REITs) (0.8%)

Omega Healthcare Investors, Inc.	75,342	3,304,500

		3,304,500
Real estate management and development (1.5%)

Jones Lang LaSalle, Inc.	41,300	6,074,404

		6,074,404
Road and rail (0.9%)

ArcBest Corp.	98,400	3,666,384

		3,666,384
Semiconductors and semiconductor equipment (4.9%)

Lam Research Corp.	78,268	5,982,806

Marvell Technology Group, Ltd.	177,000	2,741,730

Omnivision Technologies, Inc.(NON)	192,900	5,216,016

Skyworks Solutions, Inc.	79,806	6,627,888

		20,568,440
Software (2.5%)

FactSet Research Systems, Inc.	51,908	7,453,470

Manhattan Associates, Inc.(NON)	63,400	2,830,176

		10,283,646
Specialty retail (2.9%)

Aaron's, Inc.	62,800	1,988,248

ANN, Inc.(NON)	92,400	3,058,440

Cato Corp. (The) Class A	44,044	1,867,466

GameStop Corp. Class A(S)	145,700	5,135,925

		12,050,079
Technology hardware, storage, and peripherals (0.9%)

Lexmark International, Inc. Class A	89,600	3,575,936

		3,575,936
Textiles, apparel, and luxury goods (0.3%)

Deckers Outdoor Corp.(NON)	20,756	1,370,932

		1,370,932

Total common stocks (cost $356,592,587)		$414,113,073

SHORT-TERM INVESTMENTS (3.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	14,634,860	$14,634,860

Putnam Short Term Investment Fund 0.10%(AFF)	1,177,655	1,177,655

Total short-term investments (cost $15,812,515)		$15,812,515

TOTAL INVESTMENTS

Total investments (cost $372,405,102)(b)		$429,925,588

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $416,562,119.
(b)	The aggregate identified cost on a tax basis is $372,337,322, resulting in gross unrealized appreciation and depreciation of $85,839,645 and $28,251,379, respectively, or net unrealized appreciation of $57,588,266.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$668,410	$44,726,716	$44,217,471	$1,203	$1,177,655
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,634,860, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,868,878.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$75,500,983	$—	$—
Consumer staples	9,364,466	—	—
Energy	18,055,674	—	—
Financials	69,010,453	—	—
Health care	61,659,331	—	—
Industrials	68,460,739	—	—
Information technology	80,027,455	—	—
Materials	16,771,350	—	—
Utilities	15,262,622	—	—
Total common stocks	414,113,073	—	—
Short-term investments	1,177,655	14,634,860	—

Totals by level	$415,290,728	$14,634,860	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015